Quarterly Holdings Report
for
Fidelity® SAI Tax-Free Bond Fund
April 30, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
STF-NPRT1-0625
1.9887624.106
Municipal Securities - 91.6%
	Principal Amount (a)	Value ($)
Alabama - 2.6%
Education - 0.3%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2036	1,000,000	1,055,817
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2043	1,090,000	1,127,979
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2036	960,000	894,907
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2038	1,595,000	1,447,093
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	1,260,000	1,099,865
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2044	1,125,000	949,628
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	1,355,000	1,117,030
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2044	900,000	928,271
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	645,000	659,371
		9,279,961
Electric Utilities - 0.0%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	1,510,000	1,509,095
General Obligations - 1.8%
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	4,315,000	4,573,201
Lower Ala Gas Dist Gas Proj Rev 4% tender 12/1/2050 (Goldman Sachs Group Inc/The Guaranteed) (b)	7,960,000	7,963,424
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	13,945,000	14,711,031
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 11/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	19,385,000	20,326,646
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	6,205,000	6,359,307
		53,933,609
Health Care - 0.5%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	6,710,000	7,162,329
Infirmary Hlth Sys Spl Care 5% 2/1/2026	3,585,000	3,612,252
Infirmary Hlth Sys Spl Care Series 2021 A, 3% 2/1/2046	4,230,000	3,065,258
		13,839,839
TOTAL ALABAMA		78,562,504
Alaska - 0.2%
General Obligations - 0.0%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2034 (c)	1,500,000	1,671,213
Housing - 0.2%
Alaska Hsg Fin Corp Mtg Rev Series 2022 B 1, 2.05% 6/1/2033	1,000,000	813,726
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	490,000	475,930
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 6/1/2030	1,030,000	1,054,212
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 12/1/2027	935,000	976,256
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2027	700,000	725,271
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2028	1,230,000	1,291,966
		5,337,361
TOTAL ALASKA		7,008,574
Arizona - 2.2%
Education - 0.1%
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2059	1,000,000	916,493
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2040 (Build America Mutual Assurance Co Insured)	685,000	716,523
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	930,000	970,037
		2,603,053
Electric Utilities - 0.6%
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	5,460,000	5,767,600
Salt River Proj AZ Agric & Pwr Series 2024 A, 5.25% 1/1/2054	9,965,000	10,578,948
		16,346,548
General Obligations - 0.4%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	2,245,000	1,989,833
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	1,625,000	1,523,217
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2036	2,150,000	2,212,768
Paradise Valley AZ Uni Sch Dist No 69 Series 2025 A, 5% 7/1/2037	1,800,000	1,985,550
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2037 (Citigroup Inc Guaranteed)	5,415,000	5,628,048
		13,339,416
Health Care - 0.4%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 3% 9/1/2051	2,500,000	1,750,162
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	3,090,000	2,293,995
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	1,835,000	1,340,897
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (d)	910,000	818,343
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (d)	1,250,000	1,000,542
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2021A, 4% 12/1/2046	2,020,000	1,692,425
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2031	750,000	817,523
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2032	750,000	822,417
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2033	675,000	742,631
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2034	675,000	744,301
		12,023,236
Housing - 0.0%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	1,444,647	1,353,766
Industrial Development - 0.3%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (b)	8,905,000	8,931,597
Transportation - 0.3%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2045	2,400,000	2,426,962
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 4% 7/1/2045	5,000,000	4,458,605
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2032	810,000	847,815
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2039	470,000	481,190
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 A, 5% 7/1/2044	1,590,000	1,608,319
		9,822,891
Water & Sewer - 0.1%
Goodyear Ariz Wtr & Swr Rev Series 2025, 5% 7/1/2037	1,565,000	1,728,305
TOTAL ARIZONA		66,148,812
Arkansas - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2036	335,000	338,108
California - 2.3%
Education - 0.1%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2034	2,465,000	2,540,492
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2039	1,100,000	1,119,549
University CA Revs Series 2023 BM, 5% 5/15/2036	670,000	737,321
		4,397,362
Electric Utilities - 0.1%
Middle Fork Project Finance Authority 5% 4/1/2026	1,900,000	1,919,050
General Obligations - 1.3%
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	4,230,000	4,433,377
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	6,870,000	7,073,199
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	19,065,000	20,132,815
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	785,000	835,001
Poway CA Unified Sch Dist 0% 8/1/2038 (e)	4,065,000	2,352,113
Poway CA Unified Sch Dist 0% 8/1/2051 (e)	1,090,000	299,947
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,800,000	5,271,216
State of California Gen. Oblig. 5% 10/1/2039	490,000	532,386
		40,930,054
Health Care - 0.1%
California Mun Fin Auth Rev (Northbay Healthcare Group Proj.) 5.25% 11/1/2036	480,000	481,349
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (f)(g)	195,665	166,315
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2029	455,000	462,786
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	910,000	924,846
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017A, 5% 7/1/2035	750,000	755,954
		2,791,250
Housing - 0.3%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	4,301,266	4,090,460
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	5,047,476	4,981,586
		9,072,046
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (e)	41,760,000	4,476,279
Transportation - 0.3%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2053 (Assured Guaranty Municipal Corp Insured) (e)	1,715,000	437,257
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (b)	1,635,000	1,555,074
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2033 (Assured Guaranty Municipal Corp Insured)	420,000	466,059
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2034 (Assured Guaranty Municipal Corp Insured)	375,000	414,324
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2035 (Assured Guaranty Municipal Corp Insured)	280,000	307,049
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2036 (Assured Guaranty Municipal Corp Insured)	280,000	305,299
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2037 (Assured Guaranty Municipal Corp Insured)	470,000	509,671
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2038 (Assured Guaranty Municipal Corp Insured)	280,000	301,730
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2039 (Assured Guaranty Municipal Corp Insured)	530,000	568,607
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2033 (Assured Guaranty Municipal Corp Insured)	470,000	521,542
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2034 (Assured Guaranty Municipal Corp Insured)	375,000	414,324
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2035 (Assured Guaranty Municipal Corp Insured)	280,000	307,049
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2036 (Assured Guaranty Municipal Corp Insured)	750,000	817,764
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2037 (Assured Guaranty Municipal Corp Insured)	655,000	710,286
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2039 (Assured Guaranty Municipal Corp Insured)	470,000	504,236
		8,140,271
TOTAL CALIFORNIA		71,726,312
Colorado - 1.6%
Education - 0.2%
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 5% 3/1/2031	1,000,000	1,091,756
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 5% 3/1/2040	1,000,000	1,046,755
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 5% 3/1/2042	1,000,000	1,032,474
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	700,000	682,381
University Colo Enterprise Sys Series 2021C 3A, 2% tender 6/1/2051 (b)	830,000	822,483
		4,675,849
General Obligations - 0.4%
Colorado St Bldg Excellent Schs Today Ctfs Partn (Colorado St Proj.) 5% 3/15/2037	1,870,000	1,914,888
Denver CO City & Cnty Gen. Oblig. Series 2020 A, 2% 8/1/2036	3,240,000	2,483,554
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	7,450,000	8,055,954
		12,454,396
Health Care - 0.8%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2018A, 4% 11/15/2048	900,000	789,926
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 5% 11/15/2039	1,170,000	1,214,322
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	13,820,000	12,484,689
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	3,080,000	2,337,665
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	3,360,000	2,900,819
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	705,000	710,613
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019B, 4% 1/1/2040	1,560,000	1,467,277
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022C, 5% tender 5/15/2062 (b)	2,425,000	2,538,881
Colorado Health Facilities Authority (Sanford Health, SD Proj.) 5% 11/1/2026	1,400,000	1,438,230
		25,882,422
Housing - 0.1%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	195,000	195,857
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	105,000	105,459
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2021 E, 3% 11/1/2051	880,000	860,759
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2022F, 5.25% 11/1/2052	1,435,000	1,474,184
		2,636,259
Special Tax - 0.1%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	661,000	603,244
Vauxmont Metropolitan District 5% 12/1/2050 (Assured Guaranty Municipal Corp Insured)	1,404,000	1,408,221
Vauxmont Metropolitan District 5% 12/15/2026 (Assured Guaranty Municipal Corp Insured)	126,000	129,317
		2,140,782
TOTAL COLORADO		47,789,708
Connecticut - 2.4%
Education - 0.9%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2039	1,040,000	991,247
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2040	1,075,000	1,017,681
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	5,490,000	4,646,535
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2046	865,000	787,728
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2051	1,390,000	1,213,483
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 4% 7/1/2045	2,680,000	2,378,982
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2040	985,000	1,006,919
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2032	515,000	550,938
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2033	350,000	372,808
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2034	540,000	575,385
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2035	815,000	864,330
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	3,140,000	3,132,054
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series R, 4% 7/1/2036	935,000	937,288
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2042	3,120,000	3,141,376
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2043	330,000	318,144
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2032	985,000	1,002,473
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2033	765,000	776,195
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2035	1,030,000	1,039,663
		24,753,229
General Obligations - 0.5%
Connecticut St Gen. Oblig. Series 2015 B, 5% 6/15/2032	250,000	250,946
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2026	615,000	626,061
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	1,245,000	1,091,722
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	785,000	662,319
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	950,000	783,581
Connecticut St Gen. Oblig. Series 2025 B, 5% 12/1/2032 (c)	3,255,000	3,627,819
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2031 (c)	1,150,000	1,261,431
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2040 (c)	1,350,000	1,465,379
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2042 (c)	1,350,000	1,443,418
Connecticut St Gen. Oblig. Series A, 5% 4/15/2033	230,000	235,517
Connecticut St Gen. Oblig. Series B, 5% 5/15/2026	510,000	520,057
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2026 (Connecticut St Guaranteed)	470,000	483,113
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2031 (Assured Guaranty Municipal Corp Insured)	1,660,000	1,796,609
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2033 (Assured Guaranty Municipal Corp Insured)	1,630,000	1,784,527
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2025	465,000	469,016
		16,501,515
Health Care - 0.4%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2027 (d)(f)	555,000	360,750
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2034 (d)(f)	685,000	445,250
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5.25% 7/15/2048	3,700,000	3,817,905
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2049	1,635,000	1,415,021
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	5,455,000	5,520,063
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2032	1,485,000	1,580,344
		13,139,333
Housing - 0.1%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2020 A 1, 2.3% 11/15/2035	2,670,000	2,098,712
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	850,000	829,197
		2,927,909
Special Tax - 0.5%
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2037	3,075,000	3,395,353
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2038	4,160,000	4,560,461
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2042	5,340,000	5,703,722
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2043	2,615,000	2,776,399
		16,435,935
TOTAL CONNECTICUT		73,757,921
District Of Columbia - 0.9%
Education - 0.1%
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2025	465,000	467,272
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2026	775,000	789,492
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2027	845,000	871,281
		2,128,045
General Obligations - 0.0%
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2042	470,000	472,451
Transportation - 0.8%
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2032 (Assured Guaranty Inc Insured) (e)	1,665,000	1,245,658
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 5% 10/1/2047	7,020,000	7,085,487
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2038	1,405,000	1,443,067
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2044	7,485,000	7,559,490
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	6,425,000	4,317,838
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	4,490,000	3,873,843
		25,525,383
TOTAL DISTRICT OF COLUMBIA		28,125,879
Florida - 3.5%
Education - 0.3%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2030	750,000	783,614
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2037	1,400,000	1,501,538
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2054	1,950,000	1,990,321
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	8,285,000	5,853,257
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	425,000	427,312
		10,556,042
Electric Utilities - 0.5%
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2039	1,000,000	1,097,653
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2038	7,000,000	7,672,810
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2039	3,000,000	3,292,959
		12,063,422
Escrowed/Pre-Refunded - 0.0%
Orange Cnty FL Sch Brd Ctf Par Series 2015D, 5% 8/1/2030 (Pre-refunded to 8/1/2025 at 100)	820,000	823,205
General Obligations - 0.3%
Hillsborough Cnty FL Sch Brd Series 2017 B, 5% 7/1/2028	2,460,000	2,537,084
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2025	360,000	362,283
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2026	255,000	261,871
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2027	205,000	213,886
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2029	350,000	375,810
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2030	330,000	358,970
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2032	305,000	338,974
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2022 A, 5% 10/1/2028	405,000	428,673
Lee Cnty FL Sch Brd Ctfs Partn (Lee Cnty FL Sch Dist Proj.) Series 2019 A, 5% 8/1/2028	1,890,000	1,999,839
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015B, 5% 5/1/2028	1,605,000	1,605,000
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2035 (Build America Mutual Assurance Co Insured)	1,870,000	1,943,837
		10,426,227
Health Care - 1.4%
Atlantic Beach Fla Health Care Facs Rev (Naval Continuing Care Retiremt Proj.) Series 2018 A, 5% 11/15/2043	790,000	742,976
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	5,780,000	5,161,685
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2040	655,000	668,667
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) Series 2016 B, 5% 7/1/2037	900,000	904,121
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2049 (Assured Guaranty Municipal Corp Insured)	1,120,000	1,141,811
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2054 (Assured Guaranty Municipal Corp Insured)	1,345,000	1,361,389
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 1, 5% tender 10/1/2054 (Assured Guaranty Municipal Corp Insured) (b)	435,000	458,111
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Municipal Corp Insured) (b)	545,000	583,255
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Municipal Corp Insured)	1,805,000	1,227,494
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	3,670,000	3,213,727
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5% 11/15/2036	2,500,000	2,721,545
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5% 11/15/2037	2,500,000	2,702,032
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2026	935,000	947,899
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2044	3,030,000	3,013,290
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2021 B, 3% 11/15/2051	2,475,000	1,707,594
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2022, 4% 10/1/2052	1,365,000	1,173,688
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2052	2,850,000	2,730,201
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2047	8,925,000	7,715,148
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2028	1,450,000	1,497,894
		39,672,527
Housing - 0.2%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 B, 5% tender 2/1/2027 (b)	1,685,000	1,703,070
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	1,220,000	1,229,493
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	3,750,000	3,750,767
		6,683,330
Special Tax - 0.2%
County of Pasco FL Series 2023 A, 5.25% 9/1/2036 (Assured Guaranty Municipal Corp Insured)	500,000	542,482
County of Pasco FL Series 2023 A, 5.5% 9/1/2040 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,076,482
County of Pasco FL Series 2023 A, 5.5% 9/1/2041 (Assured Guaranty Municipal Corp Insured)	500,000	534,567
Manatee Cnty FL Sch Dist Sales Tax Rev Series 2017, 5% 10/1/2028 (Assured Guaranty Municipal Corp Insured)	2,340,000	2,406,524
Tampa FL Tax Alloc 0% 9/1/2038 (e)	935,000	498,835
Tampa FL Tax Alloc 0% 9/1/2039 (e)	795,000	400,135
Tampa FL Tax Alloc 0% 9/1/2040 (e)	935,000	444,399
Tampa FL Tax Alloc 0% 9/1/2041 (e)	935,000	416,655
Tampa FL Tax Alloc 0% 9/1/2042 (e)	935,000	390,319
Tampa FL Tax Alloc 0% 9/1/2045 (e)	1,730,000	597,699
		7,308,097
Transportation - 0.5%
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2029	2,315,000	2,321,323
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2018 F, 5% 10/1/2037	1,415,000	1,436,251
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2018 F, 5% 10/1/2043	1,870,000	1,891,952
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2037	1,870,000	1,835,920
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Municipal Corp Insured)	1,065,000	1,066,259
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2039 (Assured Guaranty Municipal Corp Insured)	930,000	931,389
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2032 (Assured Guaranty Municipal Corp Insured)	2,810,000	3,058,554
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2033 (Assured Guaranty Municipal Corp Insured)	2,490,000	2,687,699
		15,229,347
Water & Sewer - 0.1%
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019 B, 4% 10/1/2049	3,745,000	3,180,780
TOTAL FLORIDA		105,942,977
Georgia - 4.4%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	180,000	163,136
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 4% 9/1/2039	1,370,000	1,337,478
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2027	375,000	386,761
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2031	560,000	601,972
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	450,000	474,676
		2,964,023
Electric Utilities - 0.9%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	1,325,000	1,314,725
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series NINTH 1994, 3.8% tender 10/1/2032 (b)	3,200,000	3,212,743
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	2,480,000	2,437,163
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	2,230,000	1,370,732
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (b)	4,865,000	4,823,997
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	1,735,000	1,529,329
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2026	1,145,000	1,156,374
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	385,000	405,714
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2039	1,135,000	1,166,150
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2044	1,490,000	1,502,840
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2036	2,005,000	2,178,688
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2041 (Build America Mutual Assurance Co Insured)	570,000	616,493
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	550,000	578,211
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 1ST 1995, 2.25% 7/1/2025	1,040,000	1,035,692
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	5,345,000	5,259,058
		28,587,909
General Obligations - 2.8%
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	28,225,000	28,206,668
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	14,040,000	14,524,481
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	9,565,000	10,096,965
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	12,405,000	12,298,383
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	5,210,000	5,384,982
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	7,880,000	8,171,760
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2028 (Royal Bank of Canada Guaranteed)	700,000	724,224
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2029 (Royal Bank of Canada Guaranteed)	2,050,000	2,137,543
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2029 (Royal Bank of Canada Guaranteed)	730,000	764,353
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	2,130,000	2,236,941
		84,546,300
Health Care - 0.5%
Coweta Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019A, 5% 7/1/2044	4,680,000	4,751,989
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	6,980,000	5,201,809
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2026	200,000	203,176
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2027	165,000	170,641
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2028	375,000	394,035
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2029	325,000	346,429
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2030	235,000	253,705
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2031	280,000	303,166
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2032	185,000	201,592
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2036	1,385,000	1,366,706
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	1,445,000	1,335,072
		14,528,320
Special Tax - 0.2%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	4,660,000	4,971,677
TOTAL GEORGIA		135,598,229
Hawaii - 0.1%
General Obligations - 0.0%
Hawaii St Gen. Oblig. Series FG, 5% 10/1/2027	935,000	954,976
Transportation - 0.0%
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2040	870,000	844,319
Water & Sewer - 0.1%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2037	1,565,000	1,742,305
TOTAL HAWAII		3,541,600
Idaho - 0.2%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	45,000	45,045
Transportation - 0.2%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2029	2,810,000	3,006,715
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2030	935,000	1,010,693
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2031	600,000	655,868
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2032	1,170,000	1,277,870
		5,951,146
TOTAL IDAHO		5,996,191
Illinois - 10.7%
Education - 0.5%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2031	200,000	203,836
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 3% 10/1/2037	1,455,000	1,243,339
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	420,000	367,681
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2027	225,000	233,271
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2028	185,000	194,292
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2044	935,000	939,048
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2049	1,170,000	1,159,100
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2051	935,000	917,143
Illinois Finance Authority Rev (Bradley University Proj.) Series 2021 A, 4% 8/1/2038	1,125,000	1,014,734
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.25% 10/1/2052	4,525,000	4,344,214
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2047	1,445,000	1,454,595
Northern IL Univ Revs Series 2020 B, 4% 4/1/2036 (Build America Mutual Assurance Co Insured)	1,215,000	1,173,623
Northern IL Univ Revs Series 2020 B, 4% 4/1/2038 (Build America Mutual Assurance Co Insured)	1,215,000	1,150,414
Northern IL Univ Revs Series 2020 B, 4% 4/1/2040 (Build America Mutual Assurance Co Insured)	815,000	748,888
University of Illinois Series 2018A, 5% 4/1/2029	95,000	99,285
		15,243,463
Escrowed/Pre-Refunded - 0.0%
Chicago IL Gen. Oblig. 5% 1/1/2028 (Escrowed to Maturity)	180,000	188,871
General Obligations - 5.2%
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2026	95,000	95,772
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2027	775,000	785,744
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2028	585,000	596,396
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2029	1,450,000	1,484,426
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2030	935,000	952,004
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2031	1,170,000	1,183,047
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2034	935,000	932,969
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2035	1,205,000	1,195,837
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2036	1,475,000	1,457,157
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2029	630,000	654,844
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2030	585,000	605,677
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2031	795,000	822,129
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2033	1,545,000	1,590,196
Chicago IL Brd Ed 5% 12/1/2025	505,000	506,059
Chicago IL Brd Ed 5% 12/1/2025	290,000	290,608
Chicago IL Brd Ed 5.25% 12/1/2035	1,870,000	1,866,521
Chicago IL Brd Ed Series 2016 A, 7% 12/1/2044	2,995,000	3,018,649
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2027	185,000	188,322
Chicago IL Brd Ed Series 2018 C, 5% 12/1/2027	505,000	513,944
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	575,000	582,732
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2028	240,000	245,520
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	750,000	768,951
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2031	600,000	604,580
Chicago IL Brd Ed Series 2021A, 5% 12/1/2038	1,200,000	1,200,493
Chicago IL Brd Ed Series 2021B, 5% 12/1/2031	1,250,000	1,278,563
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2047	2,085,000	1,968,410
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2035	1,760,000	1,680,833
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2036	2,915,000	2,746,675
Chicago IL Brd Ed Series D, 5% 12/1/2031	865,000	867,426
Chicago IL Gen. Oblig. 5% 1/1/2028	1,070,000	1,099,368
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2040	2,200,000	2,166,274
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2026	1,955,000	1,968,035
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	1,425,000	1,451,077
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	1,860,000	1,940,744
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2032	1,215,000	1,259,016
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2031	1,400,000	1,465,695
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	4,485,000	4,662,404
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2034	795,000	820,667
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2032	1,193,000	1,177,351
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2034	1,609,000	1,536,014
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2038	2,890,000	2,600,864
Cook Cnty IL Gen. Oblig. 5% 11/15/2031	3,415,000	3,667,774
Cook Cnty IL Gen. Oblig. 5% 11/15/2032	2,245,000	2,402,126
Cook Cnty IL Gen. Oblig. 5% 11/15/2033	2,200,000	2,347,267
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2025	580,000	581,617
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	295,000	298,324
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	300,000	304,883
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	150,000	152,803
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2029	940,000	1,005,571
Cook Cnty Ill Cmnty Cons Sch Dist No 059 Elk Grove Series 2020, 5% 3/1/2028	1,265,000	1,330,276
Cook County IL Community Consolidate School District No 034 Glenview Series 2021 A, 3% 12/1/2036	640,000	557,606
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2022, 4% 9/15/2042	7,900,000	7,320,676
Illinois St Gen. Oblig. 5% 2/1/2027	265,000	271,766
Illinois St Gen. Oblig. 5% 3/1/2032	2,060,000	2,203,072
Illinois St Gen. Oblig. 5.5% 1/1/2028	4,680,000	4,908,069
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	1,440,000	1,484,012
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	2,835,000	2,932,576
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2028	935,000	975,637
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2029	1,495,000	1,556,579
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2026	935,000	954,757
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2029	2,060,000	2,157,066
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	1,000,000	1,069,452
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2034	3,640,000	3,857,908
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	1,600,000	1,695,541
Illinois St Gen. Oblig. Series 2022A, 5.5% 3/1/2047	4,000,000	4,118,793
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2034	1,655,000	1,599,501
Illinois St Gen. Oblig. Series MARCH 2021 A, 4% 3/1/2039	2,135,000	1,971,025
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2028	4,000,000	4,151,244
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	180,000	190,867
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2033	935,000	987,553
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	935,000	983,689
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	1,870,000	1,874,425
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2039	6,530,000	6,848,164
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	4,730,000	4,937,690
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2040	1,160,000	1,212,568
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	1,520,000	1,584,241
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	6,485,000	6,809,513
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2036	2,945,000	3,090,012
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2033	2,375,000	2,548,760
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	1,790,000	1,887,105
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2043	1,580,000	1,634,428
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	1,155,000	1,175,988
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2048	4,850,000	4,927,542
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	2,570,000	2,534,536
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2028	4,060,000	4,236,456
Illinois St Gen. Oblig. Series OCTOBER 2016, 4% 2/1/2030 (Assured Guaranty Municipal Corp Insured)	1,590,000	1,590,164
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2030 (Assured Guaranty Municipal Corp Insured)	430,000	438,043
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2031 (Assured Guaranty Municipal Corp Insured)	575,000	582,724
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2033 (Assured Guaranty Municipal Corp Insured)	240,000	241,604
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2035 (Assured Guaranty Municipal Corp Insured)	255,000	251,629
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2036 (Assured Guaranty Municipal Corp Insured)	235,000	231,943
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2038 (Assured Guaranty Municipal Corp Insured)	545,000	530,625
		160,038,183
Health Care - 1.1%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2031	2,340,000	2,387,549
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2036	1,000,000	1,013,957
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2035	335,000	328,467
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2025	280,000	280,781
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	4,820,000	4,335,481
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2045	9,360,000	9,216,814
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2041	1,240,000	1,139,061
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	8,175,000	6,030,575
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021B, 5% tender 8/15/2053 (b)	740,000	791,745
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	1,025,000	751,462
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	2,620,000	1,993,264
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3.25% 5/15/2039	2,075,000	1,820,629
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	5,655,000	4,074,331
		34,164,116
Housing - 0.0%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	415,000	356,170
Special Tax - 3.1%
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2042	10,000,000	10,336,655
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (e)	625,000	472,847
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2035 (e)	730,000	451,715
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (e)	970,000	565,777
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (e)	7,050,000	4,112,088
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2037 (e)	1,815,000	995,237
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2026 (Assured Guaranty Municipal Corp Insured) (e)	1,055,000	1,012,698
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (e)	4,775,000	4,029,578
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (e)	750,000	476,944
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2040 (e)	985,000	463,997
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2041 (e)	1,355,000	597,812
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Municipal Corp Insured) (e)	2,995,000	1,219,073
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Municipal Corp Insured) (e)	14,385,000	4,875,970
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Municipal Corp Insured) (e)	2,365,000	756,027
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	3,070,000	3,162,030
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2042	2,520,000	2,555,082
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2050	6,840,000	6,781,638
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2020A, 4% 6/15/2050	8,380,000	6,846,322
Regional Transn Auth IL 5.75% 6/1/2033	10,000,000	11,086,230
Sales Tax Securitization Corp 3% 1/1/2027	1,420,000	1,403,341
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2034	10,000,000	10,847,040
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2035	4,000,000	4,329,659
Sales Tax Securitization Corp Series 2023D, 5% 1/1/2030	2,000,000	2,147,994
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	3,755,000	4,067,045
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2038	9,320,000	10,046,629
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2041	1,000,000	1,053,238
		94,692,666
Transportation - 0.8%
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036	2,105,000	2,196,717
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	3,040,000	3,157,410
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	9,830,000	9,866,718
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2053	360,000	359,996
Chicago IL O'Hare Intl Arpt Rev Series 2020A, 4% 1/1/2038	655,000	635,698
Chicago IL O'Hare Intl Arpt Rev Series 2022D, 5% 1/1/2036	2,000,000	2,151,485
Chicago IL O'Hare Intl Arpt Rev Series 2022D, 5% 1/1/2037	2,400,000	2,568,270
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	460,000	467,468
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2038	945,000	992,047
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	205,000	212,244
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2030	765,000	826,078
		23,434,131
TOTAL ILLINOIS		328,117,600
Indiana - 0.7%
Education - 0.1%
Purdue University Series 2023 A, 5% 7/1/2036	900,000	995,608
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2043	1,455,000	1,455,835
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2032	715,000	747,322
		3,198,765
General Obligations - 0.1%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2038 (Build America Mutual Assurance Co Insured)	2,665,000	2,927,673
Health Care - 0.3%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	465,000	394,451
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	2,140,000	2,150,684
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	4,345,000	3,745,403
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2019 B, 2.25% tender 12/1/2058 (b)	545,000	542,531
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (d)	695,000	579,711
		7,412,780
Housing - 0.1%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	400,000	388,091
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2019 B, 3.5% 1/1/2049	275,000	272,745
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2020 A, 3.75% 1/1/2049	1,375,000	1,371,581
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 1/1/2028	305,000	318,441
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 1/1/2029	305,000	322,227
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	305,000	320,712
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2029	255,000	271,053
		3,264,850
Special Tax - 0.1%
Northern Indiana Commuter Transportation District Series 2024, 5% 1/1/2054	4,000,000	4,080,007
TOTAL INDIANA		20,884,075
Iowa - 0.1%
Health Care - 0.1%
Iowa Fin Auth Rev (Lifespace Proj.) Series 2023B, 7.25% 5/15/2038	1,180,000	1,330,364
Iowa Fin Auth Rev (Unitypoint Health Proj.) Series 2018B, 5% 2/15/2048	935,000	939,704
		2,270,068
Tobacco Bonds - 0.0%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021 B1 CLASS 2, 4% 6/1/2049	155,000	146,046
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2049	1,125,000	968,342
		1,114,388
TOTAL IOWA		3,384,456
Kentucky - 2.7%
Education - 0.0%
Boyle Cnty KY Edl Facs Rev (Centre College Proj.) Series 2017, 5% 6/1/2037	300,000	302,950
Electric Utilities - 0.2%
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	6,250,000	6,002,008
General Obligations - 1.1%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	3,900,000	4,050,216
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2018 C 1, 4% tender 12/1/2049 (Morgan Stanley Guaranteed) (b)	1,870,000	1,870,657
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% 6/1/2025 (BP PLC Guaranteed)	545,000	544,894
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	10,775,000	10,804,200
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2028	935,000	983,453
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2038	3,745,000	3,832,222
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2034	1,170,000	1,174,717
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2035	375,000	376,026
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2036	935,000	932,550
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2037	1,170,000	1,161,178
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	1,035,000	1,090,672
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 8/1/2027	375,000	376,418
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2038	4,580,000	4,963,917
		32,161,120
Health Care - 0.8%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2036	710,000	665,706
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2037	540,000	502,948
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Municipal Corp Insured)	1,350,000	1,135,780
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2049	3,180,000	3,107,177
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	590,000	622,084
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	490,000	499,358
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	4,495,000	3,359,535
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023B, 5% tender 10/1/2047 (b)	15,240,000	16,106,962
		25,999,550
Housing - 0.5%
Kentucky Hsg Corp Sf Mtg Rev (KY Single Fam Mtg 10/1/23 Proj.) Series 2023A, 6% 7/1/2054	12,975,000	14,020,522
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2038	685,000	708,021
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2039	645,000	663,785
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2049	2,340,000	2,353,240
		3,725,046
TOTAL KENTUCKY		82,211,196
Louisiana - 0.3%
Health Care - 0.2%
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2032	1,375,000	1,430,616
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2033	1,120,000	1,162,704
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2034	1,295,000	1,341,100
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/2027	830,000	852,335
		4,786,755
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	955,000	1,021,740
Industrial Development - 0.1%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	2,770,000	2,775,720
St John Baptist Parish LA Rev (ConocoPhillips Proj.) 2.2% 6/1/2037 (b)	1,400,000	1,373,648
		4,149,368
TOTAL LOUISIANA		9,957,863
Maine - 0.9%
Education - 0.4%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 4% 7/1/2046	2,865,000	2,561,855
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2033	260,000	266,291
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	5,125,000	5,322,650
University ME Sys Rev Series 2022, 5.5% 3/1/2062	3,800,000	3,951,529
		12,102,325
General Obligations - 0.5%
Brunswick ME 2.25% 11/1/2035	685,000	548,967
Town of Bar Harbor ME Series 2024, 5% 9/1/2035	700,000	787,972
Town of Bar Harbor ME Series 2024, 5% 9/1/2036	1,175,000	1,315,290
Town of Bar Harbor ME Series 2024, 5% 9/1/2037	1,250,000	1,391,570
Town of Bar Harbor ME Series 2024, 5% 9/1/2038	1,000,000	1,106,663
Town of Bar Harbor ME Series 2024, 5% 9/1/2039	500,000	549,607
Town of Bar Harbor ME Series 2024, 5% 9/1/2041	1,000,000	1,082,647
Town of Bar Harbor ME Series 2024, 5% 9/1/2042	500,000	537,540
Town of Bar Harbor ME Series 2024, 5% 9/1/2043	500,000	534,407
Town of Bar Harbor ME Series 2024, 5% 9/1/2044	700,000	745,527
Town of Bar Harbor ME Series 2024, 5% 9/1/2049	2,000,000	2,105,218
Town of Bar Harbor ME Series 2024, 5% 9/1/2054	2,500,000	2,613,928
		13,319,336
Housing - 0.0%
Maine Hsg Auth Mtg (ME Mortgage Proj.) Series 2022E, 5% 11/15/2052	935,000	957,764
Transportation - 0.0%
Maine St Tpk Auth-Re Rev Series 2018, 5% 7/1/2047	470,000	475,482
TOTAL MAINE		26,854,907
Maryland - 1.4%
Education - 0.0%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2035	1,300,000	1,375,204
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2031	330,000	343,020
		1,718,224
General Obligations - 0.4%
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2047	5,725,000	5,870,623
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2052	1,350,000	1,370,853
Prince Georges County MD Gen. Oblig. Series 2021 A, 2% 7/1/2035	6,800,000	5,457,897
		12,699,373
Health Care - 0.4%
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2025	475,000	475,548
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2028	625,000	649,824
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2039	2,000,000	2,056,415
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	3,325,000	2,327,081
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5% 7/1/2049	1,000,000	1,028,701
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5.25% 7/1/2054	4,545,000	4,726,472
		11,264,041
Housing - 0.3%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	1,570,000	1,556,441
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2027	680,000	706,476
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2028	110,000	115,574
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	245,000	245,045
Maryland Community Development Administration Series 2020 A, 2.5% 9/1/2040	4,000,000	2,987,370
Montgomery Cnty MD Hsg Opptys Commn Rev Series 2023 C, 5.75% 1/1/2058	1,500,000	1,614,296
Montgomery County Housing Opportunities Commission (Montgomery Cnty MD Mhsg 1996 Proj.) Series 2021 C, 0.8% 7/1/2025	375,000	372,297
		7,597,499
Special Tax - 0.1%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	675,000	626,659
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2035	2,340,000	2,358,252
		2,984,911
Transportation - 0.2%
Maryland St Transn Auth Transn 2.5% 7/1/2047	1,650,000	1,086,932
Maryland St Transn Auth Transn Series 2024 A, 5% 7/1/2031	3,760,000	4,147,870
		5,234,802
TOTAL MARYLAND		41,498,850
Massachusetts - 2.2%
Education - 0.7%
Massachusetts Development Finance Agency (Boston College,Ma Proj.) Series 2021 V, 5% 7/1/2055	4,980,000	5,313,762
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	3,485,000	2,539,514
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	2,625,000	2,359,889
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	3,425,000	2,805,700
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2025	615,000	615,254
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2026	345,000	347,976
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2028	515,000	524,642
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2029	470,000	480,209
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2036	2,260,000	2,294,573
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) Series 2016, 5% 10/1/2041	1,000,000	978,934
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2032	500,000	530,184
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2033	500,000	531,020
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2034	575,000	612,314
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2035	410,000	436,767
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2036	500,000	530,525
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2037	600,000	634,076
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2040	535,000	566,598
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2041	615,000	646,438
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2042	450,000	470,374
		23,218,749
General Obligations - 1.2%
Massachusetts St Gen. Oblig. 5% 4/1/2042 (c)	1,750,000	1,877,724
Massachusetts St Gen. Oblig. 5% 4/1/2044 (c)	1,250,000	1,326,039
Massachusetts St Gen. Oblig. 5% 4/1/2045 (c)	2,000,000	2,113,955
Massachusetts St Gen. Oblig. 5% 4/1/2046 (c)	3,000,000	3,155,655
Massachusetts St Gen. Oblig. 5% 4/1/2047 (c)	1,505,000	1,576,399
Massachusetts St Gen. Oblig. 5% 7/1/2031 (c)	2,000,000	2,213,131
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	20,000,000	21,099,972
Somerville MA Series 2020, 2% 10/15/2037	1,000,000	757,825
Stoneham Mass Series 2022, 2.125% 1/15/2038	1,000,000	769,539
Waltham Mass 2% 10/15/2037	2,570,000	1,956,838
		36,847,077
Health Care - 0.2%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) 5% 7/1/2025	360,000	360,718
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2025	770,000	771,538
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2026	1,015,000	1,033,502
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2027	1,220,000	1,260,498
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2026	1,640,000	1,648,207
		5,074,463
Water & Sewer - 0.1%
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2031	2,000,000	2,204,311
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2033	1,500,000	1,683,982
		3,888,293
TOTAL MASSACHUSETTS		69,028,582
Michigan - 1.8%
Education - 0.2%
Oakland Univ Mich Rev Series 2019, 5% 3/1/2031	545,000	573,708
Oakland Univ Mich Rev Series 2019, 5% 3/1/2032	610,000	641,005
Oakland Univ Mich Rev Series 2019, 5% 3/1/2033	585,000	612,930
Oakland Univ Mich Rev Series 2019, 5% 3/1/2034	655,000	684,829
Oakland Univ Mich Rev Series 2019, 5% 3/1/2035	655,000	682,884
Oakland Univ Mich Rev Series 2019, 5% 3/1/2036	750,000	780,194
Oakland Univ Mich Rev Series 2019, 5% 3/1/2037	840,000	870,495
Oakland Univ Mich Rev Series 2019, 5% 3/1/2038	1,240,000	1,281,487
Oakland Univ Mich Rev Series 2019, 5% 3/1/2039	840,000	865,211
		6,992,743
Electric Utilities - 0.2%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	6,940,000	6,766,959
Escrowed/Pre-Refunded - 0.0%
Michigan Fin Auth Rev 5% 11/15/2028 (Pre-refunded to 5/15/2025 at 100)	290,000	290,163
General Obligations - 0.1%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2050	800,000	797,127
Grand Rapids MI Pub Schs Series 2019, 5% 11/1/2026 (Assured Guaranty Municipal Corp Insured)	860,000	884,632
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	1,205,000	932,375
		2,614,134
Health Care - 0.3%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	990,000	878,457
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2025	435,000	434,858
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2026	400,000	400,470
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2027	620,000	628,804
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2028	865,000	881,965
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	1,020,000	738,623
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 B, 5% tender 11/15/2044 (b)	1,235,000	1,255,964
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	795,000	819,664
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 5% 11/15/2048	270,000	268,971
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	745,000	641,829
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	2,045,000	1,453,154
		8,402,759
Housing - 0.4%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	1,860,000	1,841,737
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	2,240,000	1,481,905
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.7% 10/1/2056	1,000,000	634,762
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 B, 5.75% 6/1/2054	7,515,000	7,982,974
Michigan St Hsg Dev Auth Sfmr (MI Single Family Mortgage Proj.) Series B, 3.5% 6/1/2047	665,000	662,238
		12,603,616
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	810,000	685,144
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	470,000	477,481
		1,162,625
Transportation - 0.4%
Wayne Cnty Mich Arpt Auth Rev Series 2023 C, 5.25% 12/1/2040 (Assured Guaranty Municipal Corp Insured)	2,055,000	2,247,443
Wayne Cnty Mich Arpt Auth Rev Series 2023A, 5.25% 12/1/2040 (Assured Guaranty Municipal Corp Insured)	2,200,000	2,406,022
Wayne Cnty Mich Arpt Auth Rev Series 2023A, 5.25% 12/1/2041 (Assured Guaranty Municipal Corp Insured)	2,090,000	2,269,950
Wayne Cnty Mich Arpt Auth Rev Series 2023A, 5.25% 12/1/2042 (Assured Guaranty Municipal Corp Insured)	1,800,000	1,935,588
Wayne Cnty Mich Arpt Auth Rev Series 2023A, 5.25% 12/1/2043 (Assured Guaranty Municipal Corp Insured)	2,075,000	2,219,257
		11,078,260
Water & Sewer - 0.2%
Great Lakes Sewer Auth Mich Series 2022A, 5% 7/1/2037	3,175,000	3,429,593
Great Lakes Sewer Auth Mich Series 2022A, 5% 7/1/2038	1,325,000	1,422,371
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2037	750,000	810,140
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2038	1,000,000	1,074,786
		6,736,890
TOTAL MICHIGAN		56,648,149
Minnesota - 1.0%
Education - 0.0%
Minnesota Higher Ed Facs Auth Rev (Augsburg College Proj.) Series 2016 A, 5% 5/1/2046	1,365,000	933,742
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	5,000	4,687
		938,429
General Obligations - 0.2%
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.45% 2/1/2037 (Minnesota St Guaranteed)	1,155,000	1,083,644
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.55% 2/1/2038 (Minnesota St Guaranteed)	1,205,000	1,120,368
Sauk Rapids Minn Isd No 47 Series 2020A, 2.5% 2/1/2038 (Minnesota St Guaranteed)	1,855,000	1,451,383
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	845,000	811,880
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	885,000	842,343
		5,309,618
Health Care - 0.7%
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	10,845,000	11,332,940
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023B, 5% tender 11/15/2053 (b)	4,175,000	4,422,544
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 4% 5/1/2049	505,000	437,552
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Healthpartners Oblig Group Pj Proj.) 5% 7/1/2029	2,095,000	2,097,697
		18,290,733
Housing - 0.1%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	585,000	618,666
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 O, 6% 7/1/2053	2,935,000	3,129,378
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	470,000	506,324
		4,254,368
Other - 0.0%
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2027	470,000	480,104
TOTAL MINNESOTA		29,273,252
Mississippi - 0.0%
Health Care - 0.0%
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2026	610,000	621,576
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2028	935,000	975,508
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	565,000	578,765
		2,175,849
TOTAL MISSISSIPPI		2,175,849
Missouri - 0.4%
Health Care - 0.1%
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2033	1,795,000	1,824,532
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2046	1,170,000	1,040,230
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	55,000	52,790
		2,917,552
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	85,000	85,084
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 3% 5/1/2052	1,895,000	1,850,904
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	1,175,000	1,299,687
		3,235,675
Transportation - 0.0%
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2027	2,275,000	2,351,000
Water & Sewer - 0.2%
Kansas City MO Wtr Rev 4% 12/1/2032	630,000	648,687
Kansas City MO Wtr Rev 4% 12/1/2034	375,000	383,971
Kansas City MO Wtr Rev 4% 12/1/2036	655,000	662,071
Kansas City MO Wtr Rev 4% 12/1/2037	470,000	469,634
Kansas City MO Wtr Rev 4% 12/1/2040	470,000	464,545
Kansas City MO Wtr Rev 5% 12/1/2028	545,000	582,011
Kansas City MO Wtr Rev 5% 12/1/2029	330,000	357,709
Kansas City MO Wtr Rev 5% 12/1/2030	620,000	681,436
Kansas City MO Wtr Rev 5% 12/1/2035	560,000	599,769
		4,849,833
TOTAL MISSOURI		13,354,060
Montana - 0.1%
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	4,950,000	3,639,147
Montana Facility Finance Authority (Logan Health Proj.) 5% 7/1/2028	645,000	673,869
		4,313,016
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	40,000	40,046
TOTAL MONTANA		4,353,062
Nebraska - 0.1%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	940,000	642,077
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	2,000,000	1,976,517
TOTAL NEBRASKA		2,618,594
Nevada - 0.8%
General Obligations - 0.5%
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2026	200,000	204,086
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2041	12,190,000	9,619,934
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2041	3,730,000	3,101,153
		12,925,173
Housing - 0.2%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) 3% 10/1/2051	4,880,000	4,726,809
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019 A, 4% 4/1/2049	855,000	855,139
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	90,000	90,092
Nevada Hsg Div Single Family Mtg Rev Series 2021 A, 3% 4/1/2051	1,105,000	1,075,423
		6,747,463
Special Tax - 0.1%
NV Hwy Imp Rev Bd Series 2020 A, 2% 12/1/2032	3,020,000	2,535,028
Water & Sewer - 0.0%
Las Vegas Valley NV Gen. Oblig. Series 2022A, 4% 6/1/2040	1,245,000	1,221,549
TOTAL NEVADA		23,429,213
New Hampshire - 0.6%
Health Care - 0.1%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Municipal Corp Insured)	1,990,000	1,482,279
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2034	295,000	301,053
		1,783,332
Housing - 0.5%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	1,559,853	1,545,373
National Fin Auth NH Hosp Rev (Lihtc 2022-1 Us Proj.) Series 1 Class A, 4.375% 9/20/2036	2,214,753	2,176,848
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	6,163,542	5,753,679
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	7,474,303	7,153,413
		16,629,313
TOTAL NEW HAMPSHIRE		18,412,645
New Jersey - 5.8%
Education - 0.2%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	1,250,000	1,316,593
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,000,000	1,039,257
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2025	200,000	201,673
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2025 (Assured Guaranty Municipal Corp Insured)	970,000	970,721
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2038	1,980,000	2,047,645
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2039	2,080,000	2,141,733
		7,717,622
General Obligations - 4.2%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2035	1,085,000	1,080,162
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	420,000	410,771
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2016 A, 5% 7/15/2027	935,000	948,034
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2028	550,000	576,363
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 4% 6/15/2044	2,745,000	2,476,066
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	740,000	656,542
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	2,560,000	2,712,197
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2033	750,000	817,046
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2036	1,055,000	1,159,189
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2026	935,000	953,513
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2035	545,000	564,976
New Jersey St Gen. Oblig. 2% 6/1/2034	740,000	600,804
New Jersey St Gen. Oblig. 4% 6/1/2031	13,000,000	13,541,281
New Jersey St Gen. Oblig. 5% 6/1/2028	935,000	987,983
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (e)	1,130,000	1,029,516
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (e)	1,310,000	1,110,292
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (e)	1,000,000	810,512
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (e)	2,100,000	1,702,075
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (e)	1,615,000	1,257,237
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (e)	5,400,000	4,203,766
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Municipal Corp Insured) (e)	3,190,000	2,276,852
New Jersey Trans Trust Fund Auth 4% 12/15/2039	935,000	890,996
New Jersey Trans Trust Fund Auth 4% 6/15/2034	550,000	552,629
New Jersey Trans Trust Fund Auth 4% 6/15/2045	5,915,000	5,329,518
New Jersey Trans Trust Fund Auth 4% 6/15/2050	6,105,000	5,404,623
New Jersey Trans Trust Fund Auth 5% 6/15/2032	1,095,000	1,181,507
New Jersey Trans Trust Fund Auth 5% 6/15/2033	4,230,000	4,544,370
New Jersey Trans Trust Fund Auth 5% 6/15/2036	10,200,000	11,092,969
New Jersey Trans Trust Fund Auth 5% 6/15/2036	1,075,000	1,134,163
New Jersey Trans Trust Fund Auth 5% 6/15/2040	12,850,000	13,600,420
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	4,475,000	4,649,470
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	9,435,000	9,790,132
New Jersey Trans Trust Fund Auth Series 2018 A, 4.25% 12/15/2038	2,355,000	2,318,825
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	630,000	655,469
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	1,100,000	1,136,816
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2044	1,215,000	1,107,347
New Jersey Trans Trust Fund Auth Series 2020 AA, 5% 6/15/2050	370,000	374,684
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2038	750,000	726,699
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2040	3,125,000	2,963,532
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2046	5,350,000	4,792,295
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2050	3,600,000	3,187,002
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2030	1,845,000	1,979,063
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2031	4,485,000	4,856,855
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	1,250,000	1,356,228
New Jersey Trans Trust Fund Auth Series 2023A, 5.25% 6/15/2041	1,545,000	1,641,349
Ocean City NJ Gen. Oblig. 2% 10/15/2030	635,000	563,010
		125,705,148
Health Care - 0.2%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (d)	220,000	168,799
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (d)(g)	310,000	199,144
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 3% 7/1/2039	1,910,000	1,667,185
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2045 (b)	1,585,000	1,615,328
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	3,355,000	2,808,699
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2028	1,095,000	1,105,939
		7,565,094
Tobacco Bonds - 0.2%
Tobacco Settlement Fin Corp NJ 5% 6/1/2028	935,000	962,845
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	4,535,000	4,396,434
		5,359,279
Transportation - 1.0%
New Jersey Turnpike Authority 5% 1/1/2028	3,005,000	3,149,952
New Jersey Turnpike Authority 5% 1/1/2028	800,000	821,239
New Jersey Turnpike Authority 5% 1/1/2032	2,375,000	2,621,526
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	2,455,000	2,596,978
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	2,580,000	2,715,191
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	3,440,000	3,603,103
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	3,075,000	3,210,252
Newark NJ Hsg Auth Port Auth Port Newark Marine Term Rent Backed (Port Auth NY & NJ Proj.) Series 2007, 5.25% 1/1/2026 (National Public Finance Guarantee Corporation Insured)	935,000	943,714
Port Auth NY & NJ Series 243, 5% 12/1/2037	4,750,000	5,156,832
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2038	1,000,000	1,049,628
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2040	1,350,000	1,402,129
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2032	1,200,000	1,315,073
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2033	1,300,000	1,431,028
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2034	1,000,000	1,103,713
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2035	725,000	794,478
		31,914,836
TOTAL NEW JERSEY		178,261,979
New Jersey,New York - 0.2%
Transportation - 0.2%
Port Auth NY & NJ 5% 1/15/2040 (c)	1,750,000	1,890,735
Port Auth NY & NJ 5% 1/15/2041 (c)	2,150,000	2,305,037
Port Auth NY & NJ 5% 1/15/2042 (c)	1,205,000	1,282,963
		5,478,735
TOTAL NEW JERSEY,NEW YORK		5,478,735
New Mexico - 0.5%
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	10,905,000	11,423,875
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	65,000	65,705
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	45,000	44,195
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	45,000	42,673
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	100,000	91,803
		244,376
Housing - 0.1%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2018 A 1, 4% 1/1/2049	745,000	745,727
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	160,000	159,608
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2023 C, 5.75% 3/1/2054	1,855,000	1,971,917
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	415,000	415,409
		3,292,661
Water & Sewer - 0.0%
Albuquerque Bernalillo Cnty Wtr Util Auth Series 2018, 5% 7/1/2028	935,000	951,283
TOTAL NEW MEXICO		15,912,195
New York - 13.9%
Education - 0.8%
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2036	750,000	792,191
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2040	935,000	968,567
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2041	935,000	963,995
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2030	1,540,000	1,548,636
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2031	1,615,000	1,621,577
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2038	780,000	740,588
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2039	1,225,000	1,152,255
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2040	2,760,000	2,563,325
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2041	2,900,000	2,654,953
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2042	1,520,000	1,376,268
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2057	6,385,000	5,329,109
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	380,000	391,884
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	1,075,000	1,081,253
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	2,775,000	2,729,065
		23,913,666
Electric Utilities - 0.2%
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	7,745,000	7,349,890
General Obligations - 2.4%
City of New York NY Gen. Oblig. 5% 8/1/2031	3,990,000	4,320,404
City of New York NY Gen. Oblig. 5% tender 6/1/2044 (h)	990,000	991,334
City of New York NY Gen. Oblig. Series FISCAL 2023 1, 5% 8/1/2028	1,000,000	1,058,821
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 1, 5% 9/1/2039	9,105,000	9,695,678
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2038	2,000,000	2,159,995
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2039	2,800,000	3,005,361
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2040	9,000,000	9,584,317
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2041	1,000,000	1,058,706
City of New York NY Gen. Oblig. Series FISCAL 2024 C, 5.25% 3/1/2053	4,795,000	5,026,227
City of New York NY Gen. Oblig. Series FISCAL 2024 D, 5.25% 4/1/2054	5,735,000	6,009,793
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5.25% 9/1/2050	5,000,000	5,270,567
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2039	2,635,000	2,829,392
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2042	2,000,000	2,112,420
Nassau Cnty NY Gen. Oblig. 5% 4/1/2038	2,000,000	2,175,405
Nassau Cnty NY Gen. Oblig. 5% 4/1/2039	1,800,000	1,944,509
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	2,055,000	2,120,285
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2015 IS S 1, 5% 7/15/2035	6,550,000	6,552,976
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5.25% 11/1/2037	5,880,000	6,444,926
		72,361,116
Health Care - 0.1%
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2019 B3, 5% tender 5/1/2048 (b)	595,000	599,398
Niagara NY Area Dev Corp Rev (Catholic Health System Proj.) 4.5% 7/1/2052	1,775,000	1,521,162
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2026 (Assured Guaranty Municipal Corp Insured)	1,520,000	1,532,691
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 4.625% 11/1/2031 (d)	250,000	230,983
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (d)	935,000	745,388
		4,629,622
Housing - 1.9%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	650,000	653,416
New York St Hsg Fin Agy 1% tender 11/1/2061 (b)	370,000	352,933
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	3,545,000	3,331,222
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	12,625,000	12,626,991
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.6% tender 5/1/2061 (b)	1,395,000	1,385,511
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.7% tender 11/1/2060 (b)	445,000	444,523
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.4% tender 11/1/2062 (b)	8,400,000	8,369,914
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.7% tender 5/1/2063 (b)	3,955,000	3,957,760
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	4,410,000	4,412,838
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	1,145,000	830,253
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 C 1, 2.5% 11/1/2051	4,155,000	2,513,847
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.25% 11/1/2041	6,515,000	4,590,696
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,445,000	930,942
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	6,590,000	6,446,035
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	2,140,000	2,163,734
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 225, 2.45% 10/1/2045	10,000,000	6,804,575
		59,815,190
Industrial Development - 0.0%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	280,000	277,884
Other - 0.1%
New York City Trust Cultural Resources Rev (Whitney Museum of American Art Proj.) 5% 7/1/2031	3,370,000	3,716,070
Special Tax - 6.5%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2049	3,545,000	3,667,556
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 11/1/2048	13,595,000	14,436,447
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2037	2,500,000	2,735,379
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2038	5,000,000	5,433,855
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2039	3,600,000	3,881,933
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2040	8,665,000	9,276,064
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2040	3,780,000	4,051,056
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2041	3,505,000	3,740,847
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2042	2,500,000	2,640,860
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2049	2,355,000	2,430,240
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024G SUB G 1, 5.25% 5/1/2051	13,955,000	14,672,962
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2025C SUB C 1, 5.25% 5/1/2049	13,355,000	14,124,746
New York NY City Transitional Fin Auth Rev Series 2018 1, 5% 11/1/2029	1,935,000	2,002,573
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	15,720,000	16,707,047
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2050	6,465,000	6,699,232
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2046	3,500,000	3,658,275
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	2,340,000	1,653,970
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 4% 3/15/2047	3,830,000	3,524,749
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	935,000	959,007
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	3,920,000	2,807,071
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2038	4,000,000	3,911,152
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	4,000,000	3,852,669
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2045	5,435,000	5,035,202
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	12,850,000	13,559,980
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2040	4,000,000	4,273,058
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2028	2,500,000	2,630,725
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2032	7,615,000	8,412,547
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	1,985,000	2,207,296
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2034	1,775,000	1,983,723
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2045	1,170,000	1,070,363
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2049	7,380,000	6,619,250
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2050	1,525,000	1,070,420
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	7,450,000	6,821,062
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	7,020,000	6,422,179
NY Mta Dedicated Tax Fund Series 2012A, 0% 11/15/2032 (e)	5,160,000	3,873,532
NY Mta Dedicated Tax Fund Series 2024 B 1, 5% 11/15/2052	3,805,000	3,927,569
NY Payroll Mobility Tax Series 2021 B 1, 4% 5/15/2056	1,645,000	1,471,053
		196,245,649
Transportation - 1.4%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	12,660,000	11,163,261
Metropolitan Transn Auth NY Rv Series 2015A 1, 5% 11/15/2029	400,000	400,235
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	8,760,000	9,065,627
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2035	1,870,000	1,913,546
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2034	2,230,000	2,288,352
Metropolitan Transn Auth NY Rv Series D 1, 5% 11/15/2028	2,310,000	2,323,820
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2033	325,000	342,980
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2040	2,280,000	2,416,915
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2041	1,750,000	1,841,632
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2039	1,130,000	1,218,719
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2040	1,000,000	1,070,049
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2041	1,750,000	1,857,060
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2042	1,000,000	1,052,831
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2043	1,000,000	1,045,685
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 1, 5.25% 11/15/2051	5,000,000	5,249,733
		43,250,445
Water & Sewer - 0.5%
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2024 SUB BB1, 5.25% 6/15/2054	5,000,000	5,244,244
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5.25% 6/15/2053	10,735,000	11,324,755
		16,568,999
TOTAL NEW YORK		428,128,531
North Carolina - 1.0%
General Obligations - 0.0%
Alamance Cnty NC Gen. Oblig. Series 2021, 2% 5/1/2034	920,000	747,813
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 4% 6/1/2039	820,000	806,257
		1,554,070
Health Care - 0.1%
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	1,810,000	1,430,751
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	1,260,000	1,247,632
		2,678,383
Housing - 0.4%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 45, 3% 7/1/2051	10,345,000	10,123,423
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	1,090,000	1,172,437
		11,295,860
Transportation - 0.5%
Charlotte NC Arpt Rev Series 2023A, 5% 7/1/2037	775,000	840,572
Charlotte NC Arpt Rev Series 2023A, 5% 7/1/2038	785,000	846,104
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2049	13,100,000	12,996,764
		14,683,440
TOTAL NORTH CAROLINA		30,211,753
North Dakota - 0.3%
Education - 0.1%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Municipal Corp Insured)	2,865,000	1,885,600
Health Care - 0.0%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2046	1,060,000	886,134
Housing - 0.2%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	610,000	596,406
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 5% 1/1/2053	2,335,000	2,399,103
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	1,705,000	1,652,266
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	380,000	409,368
		5,057,143
TOTAL NORTH DAKOTA		7,828,877
Ohio - 1.7%
Education - 0.5%
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2039 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,250,000	1,290,488
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2040 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,320,000	1,374,659
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2041 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,390,000	1,438,961
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2042 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,465,000	1,510,830
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 4% 7/1/2040	685,000	663,039
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2035	2,455,000	2,578,679
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2042	4,235,000	4,303,917
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2044	1,795,000	1,801,510
		14,962,083
Electric Utilities - 0.2%
American Mun Pwr Rev Series 2023A, 5% 2/15/2030	1,725,000	1,855,313
American Mun Pwr Rev Series 2023A, 5% 2/15/2031	1,425,000	1,550,863
American Mun Pwr Rev Series 2023A, 5% 2/15/2032	1,900,000	2,081,508
		5,487,684
General Obligations - 0.0%
Ohio St Spl Oblig (State of Ohio Proj.) Series 2023A, 5% 4/1/2036	1,000,000	1,084,041
Health Care - 0.6%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	3,495,000	3,507,210
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2031	360,000	378,582
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2017A, 5% 8/15/2033	770,000	788,767
Hamilton Cnty OH Hosp Facs Rev (Uc Health Proj.) 5.5% 8/1/2042	3,000,000	3,079,467
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	1,590,000	1,453,744
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	1,255,000	1,224,036
Ross County Ohio Hosp Rev (Adena Health Sys Proj.) Series 2019, 5% 12/1/2025	430,000	433,189
Ross County Ohio Hosp Rev (Adena Health Sys Proj.) Series 2019, 5% 12/1/2026	560,000	570,705
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2026	1,815,000	1,831,154
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 5% 2/15/2027	1,510,000	1,522,749
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	405,000	414,517
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	830,000	853,807
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	880,000	910,165
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	930,000	968,756
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	995,000	1,041,397
		18,978,245
Housing - 0.1%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	55,000	55,492
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,525,000	1,649,328
		1,704,820
Tobacco Bonds - 0.2%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	2,030,000	1,406,270
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	4,540,000	3,808,387
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2036	2,045,000	2,090,725
		7,305,382
Transportation - 0.1%
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2031	1,310,000	1,453,788
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	590,000	641,193
		2,094,981
TOTAL OHIO		51,617,236
Oklahoma - 0.4%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2026	335,000	337,924
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	620,000	590,682
		928,606
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	280,000	303,235
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	275,000	304,322
		607,557
Transportation - 0.4%
Oklahoma St Tpk Auth Tpk Rev 0% 1/1/2038 (c)	1,850,000	2,003,396
Oklahoma St Tpk Auth Tpk Rev 5.25% 1/1/2047	7,500,000	8,013,515
		10,016,911
TOTAL OKLAHOMA		11,553,074
Oregon - 0.5%
General Obligations - 0.1%
Oregon St Gen. Oblig. Series 2022 D, 5% 12/1/2052	1,595,000	1,640,741
Health Care - 0.2%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2036	1,215,000	1,261,564
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	3,465,000	3,560,289
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	3,125,000	2,299,440
		7,121,293
Housing - 0.2%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	570,000	440,575
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	4,805,000	4,805,915
		5,246,490
TOTAL OREGON		14,008,524
Pennsylvania - 3.8%
Education - 0.2%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (f)(g)	445,000	213,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (f)(g)	995,000	477,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (f)(g)	1,110,000	532,800
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2026	310,000	309,672
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2027	590,000	598,732
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2034	1,495,000	1,502,872
Pennsylvania St Higher Edl Rev (St Josephs University, PA Proj.) Series 2012, 5% 11/1/2042	1,280,000	1,279,950
		4,915,226
Electric Utilities - 0.1%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Municipal Corp Insured)	2,890,000	3,019,036
Escrowed/Pre-Refunded - 0.0%
Doylestown PA Hosp Auth Hosp 5% 7/1/2049 (Pre-refunded to 7/1/2029 at 100)	95,000	100,829
General Obligations - 1.1%
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2019 B, 5% 6/1/2026	635,000	647,894
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2029	1,640,000	1,748,673
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2032	2,810,000	3,034,384
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	3,750,000	3,662,249
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	5,580,000	5,458,602
Philadelphia PA Gen. Oblig. Series 2019 A, 5% 8/1/2026	1,090,000	1,113,412
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2034	2,105,000	2,220,244
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2035	2,575,000	2,701,391
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2036	2,260,000	2,361,638
Philadelphia PA Sch Dist 4% 9/1/2035	1,170,000	1,136,743
Philadelphia PA Sch Dist 5% 9/1/2026	1,870,000	1,915,028
Philadelphia PA Sch Dist 5% 9/1/2026	1,310,000	1,341,543
Philadelphia PA Sch Dist 5% 9/1/2026	1,035,000	1,059,922
Philadelphia PA Sch Dist 5% 9/1/2030	1,250,000	1,321,486
Philadelphia PA Sch Dist 5% 9/1/2032	935,000	984,771
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Municipal Corp Insured)	580,000	608,277
Philadelphia PA Sch Dist Series 2019 A, 5% 9/1/2044	1,355,000	1,359,713
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2032 (Assured Guaranty Municipal Corp Insured)	830,000	837,930
		33,513,900
Health Care - 0.8%
Doylestown PA Hosp Auth Hosp 5% 7/1/2049	860,000	850,016
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 C, 5% tender 4/1/2043 (b)	3,675,000	3,877,914
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2026	1,780,000	1,813,676
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2027	1,870,000	1,930,097
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2028	1,945,000	2,030,404
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2035	380,000	408,903
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	2,515,000	2,164,526
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2038	1,590,000	1,522,127
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2039	1,030,000	978,098
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	235,000	212,128
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 1, 5.25% 7/1/2049	900,000	904,795
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5.25% 7/1/2046	965,000	976,306
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2035	500,000	534,895
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2035	500,000	534,895
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	220,000	201,383
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	520,000	446,888
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2049	605,000	604,003
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2029	3,050,000	3,248,499
		23,239,553
Housing - 0.1%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	1,400,000	1,429,908
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	1,940,000	1,941,283
		3,371,191
Transportation - 0.7%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2051	7,525,000	7,629,315
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023B, 5.25% 1/1/2048 (Assured Guaranty Municipal Corp Insured)	850,000	888,346
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023B, 5.25% 1/1/2053 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,042,955
Pennsylvania Turnpike Commission 5.25% 12/1/2055	7,515,000	7,924,027
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2046	4,680,000	4,174,842
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	935,000	813,257
		22,472,742
Water & Sewer - 0.8%
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2033	650,000	713,319
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2034	800,000	873,755
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2038 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,620,925
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2041 (Assured Guaranty Municipal Corp Insured)	4,330,000	4,591,472
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2042 (Assured Guaranty Municipal Corp Insured)	3,500,000	3,680,681
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Municipal Corp Insured)	2,755,000	2,926,823
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Municipal Corp Insured)	420,000	430,016
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2036 (Assured Guaranty Municipal Corp Insured)	300,000	335,671
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2037 (Assured Guaranty Municipal Corp Insured)	300,000	333,132
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2038 (Assured Guaranty Municipal Corp Insured)	500,000	551,660
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2039 (Assured Guaranty Municipal Corp Insured)	500,000	549,879
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2040 (Assured Guaranty Municipal Corp Insured)	625,000	681,072
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2041 (Assured Guaranty Municipal Corp Insured)	500,000	539,154
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2042 (Assured Guaranty Municipal Corp Insured)	1,250,000	1,333,363
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2043 (Assured Guaranty Municipal Corp Insured)	650,000	689,538
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2044 (Assured Guaranty Municipal Corp Insured)	1,100,000	1,163,394
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2045 (Assured Guaranty Municipal Corp Insured)	1,150,000	1,213,672
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2046 (Assured Guaranty Municipal Corp Insured)	2,500,000	2,623,183
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5.25% 9/1/2050 (Assured Guaranty Municipal Corp Insured)	500,000	533,559
		25,384,268
TOTAL PENNSYLVANIA		116,016,745
Puerto Rico - 0.8%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (e)	8,638,773	5,788,950
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	5,651,810	5,396,159
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	2,035,000	1,894,040
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	589,592	601,150
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	4,000,136	4,157,872
		17,838,171
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (d)	1,750,000	1,504,554
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (d)	835,000	853,467
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (d)	2,495,000	2,526,709
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (d)	1,165,000	1,000,417
		5,885,147
TOTAL PUERTO RICO		23,723,318
Rhode Island - 0.7%
Education - 0.4%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2036	1,000,000	1,081,256
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2045	3,570,000	3,627,341
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	4,095,000	4,134,552
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2036	225,000	241,593
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2039	255,000	269,915
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2041	750,000	787,179
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2042	1,000,000	1,042,283
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2043	1,300,000	1,348,655
		12,532,774
General Obligations - 0.1%
Providence RI Pub Bldgs Auth Rev (Providence RI Proj.) Series 2020 A, 5% 9/15/2039 (Assured Guaranty Municipal Corp Insured)	1,490,000	1,518,691
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2038 (Build America Mutual Assurance Co Insured)	1,055,000	1,141,839
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2042 (Build America Mutual Assurance Co Insured)	905,000	965,579
		3,626,109
Health Care - 0.1%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	855,000	855,243
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2036	1,670,000	1,642,184
		2,497,427
Housing - 0.1%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	635,000	628,531
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	85,000	85,015
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 73A, 2.3% 10/1/2040	3,045,000	2,205,568
		2,919,114
TOTAL RHODE ISLAND		21,575,424
South Carolina - 2.1%
Education - 0.4%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2033	890,000	993,844
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2034	850,000	954,810
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2035	720,000	811,629
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2043	1,100,000	1,172,927
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2044	300,000	318,194
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2045	625,000	661,521
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2033	900,000	1,005,011
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2034	1,000,000	1,123,306
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2035	750,000	845,447
South Carolina Jobs Econ Dev (Furman University Proj.) Series 2022A, 4% 4/1/2052	2,900,000	2,572,499
		10,459,188
Electric Utilities - 1.2%
South Carolina St Svc Auth Rev 5% 12/1/2032	1,580,000	1,690,496
South Carolina St Svc Auth Rev 5% 12/1/2055 (Assured Guaranty Municipal Corp Insured)	8,250,000	8,303,460
South Carolina St Svc Auth Rev 5.25% 12/1/2050 (Assured Guaranty Municipal Corp Insured)	7,500,000	7,766,987
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2033	205,000	205,358
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2033	2,250,000	2,463,614
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2037	2,270,000	2,422,144
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2040	2,000,000	2,076,866
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2042	1,000,000	1,023,365
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	1,340,000	1,388,229
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	1,855,000	1,948,363
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	460,000	424,189
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	685,000	688,178
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	5,055,000	5,201,699
		35,602,948
Health Care - 0.5%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2034	1,170,000	1,195,708
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2054	5,045,000	5,372,857
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 4% 2/1/2042	2,110,000	2,002,857
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 4% 2/1/2043	2,500,000	2,357,221
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5% 2/1/2040	1,460,000	1,530,683
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5% 2/1/2041	2,000,000	2,083,672
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	1,220,000	1,266,191
		15,809,189
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	150,000	150,166
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	935,000	1,010,421
		1,160,587
Transportation - 0.0%
Charleston Cnty SC Arpt Dist Series 2019, 5% 7/1/2048	1,755,000	1,766,979
TOTAL SOUTH CAROLINA		64,798,891
South Dakota - 0.0%
Health Care - 0.0%
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	1,730,000	1,317,596
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	555,000	597,393
TOTAL SOUTH DAKOTA		1,914,989
Tennessee - 0.8%
Education - 0.3%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	1,145,000	1,140,599
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2043	2,000,000	2,024,677
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5.25% 5/1/2048	5,000,000	5,073,450
		8,238,726
Escrowed/Pre-Refunded - 0.0%
Jackson TN Hosp Rev Series 2018 A, 5% 4/1/2027	30,000	31,056
Jackson TN Hosp Rev Series 2018 A, 5% 4/1/2028	20,000	21,042
		52,098
General Obligations - 0.0%
Marion Cnty Tenn 2% 6/1/2034	1,330,000	1,078,578
Health Care - 0.4%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	7,770,000	7,019,250
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2025	575,000	576,924
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2044	2,105,000	2,086,245
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2027	560,000	570,771
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2028	375,000	385,595
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2041	445,000	447,019
		11,085,804
Housing - 0.1%
Tennessee Housing Development Agency (TN Gnrl Res Finance Prog 1/29/2013 Proj.) 3% 7/1/2051	1,865,000	1,826,885
Tennessee Housing Development Agency (TN Gnrl Res Finance Prog 1/29/2013 Proj.) Series 2021 3A, 3% 1/1/2052	665,000	647,010
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	265,000	203,126
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	325,000	237,983
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	575,000	470,637
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	500,000	497,867
		3,883,508
TOTAL TENNESSEE		24,338,714
Texas - 9.0%
Education - 0.1%
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2028	1,450,000	1,464,026
University North Tex Univ Rev 0% 4/15/2031 (c)	1,600,000	1,738,848
		3,202,874
Electric Utilities - 1.4%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2028	2,105,000	2,214,625
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2043	1,405,000	1,417,284
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2048	1,590,000	1,592,745
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2036 (Assured Guaranty Municipal Corp Insured)	3,000,000	3,243,070
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2037 (Assured Guaranty Municipal Corp Insured)	1,400,000	1,505,260
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2038 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,603,588
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2039 (Assured Guaranty Municipal Corp Insured)	1,915,000	2,035,900
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2040 (Assured Guaranty Municipal Corp Insured)	2,500,000	2,642,955
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2028 (Assured Guaranty Municipal Corp Insured)	1,250,000	1,316,582
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2029 (Assured Guaranty Municipal Corp Insured)	1,650,000	1,761,646
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2030 (Assured Guaranty Municipal Corp Insured)	1,750,000	1,889,512
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2031 (Assured Guaranty Municipal Corp Insured)	1,650,000	1,802,659
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2032 (Assured Guaranty Municipal Corp Insured)	1,570,000	1,730,610
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2033 (Assured Guaranty Municipal Corp Insured)	1,120,000	1,242,484
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2034 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,104,073
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2035 (Assured Guaranty Municipal Corp Insured)	1,010,000	1,108,852
San Antonio TX Elec & Gas Rev 1.75% tender 2/1/2049 (b)	10,060,000	9,925,028
San Antonio TX Elec & Gas Rev Series 2021 A, 5% 2/1/2046	3,690,000	3,753,431
		41,890,304
General Obligations - 4.0%
Bell Cnty TX Gen. Oblig. 2% 2/15/2034	2,500,000	2,030,403
Bell Cnty TX Gen. Oblig. 2% 2/15/2035	1,000,000	788,900
Brazos Cnty Tex Gen. Oblig. 1.75% 9/1/2033	1,355,000	1,061,589
Brazos Cnty Tex Gen. Oblig. 1.875% 9/1/2035	705,000	526,305
Cedar Park TX Gen. Oblig. 1.75% 2/15/2036	1,665,000	1,207,960
City of Coppell TX Gen. Oblig. Series 2020, 1.625% 2/1/2037	1,495,000	1,032,218
City of Frisco TX Gen. Oblig. 2% 2/15/2034	1,545,000	1,282,727
City of Frisco TX Gen. Oblig. 2% 2/15/2035	4,460,000	3,607,443
City of Frisco TX Gen. Oblig. 2% 2/15/2035	1,575,000	1,273,929
City of Frisco TX Gen. Oblig. 2% 2/15/2036	4,550,000	3,577,906
City of Frisco TX Gen. Oblig. 2% 2/15/2036	1,610,000	1,266,028
City of Frisco TX Gen. Oblig. 2% 2/15/2037	1,640,000	1,253,048
City of Frisco TX Gen. Oblig. 2% 2/15/2041	525,000	353,258
City of Waco TX Gen. Oblig. 2.25% 2/1/2036	1,935,000	1,544,688
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	710,000	520,123
Clear Creek Independent School District Series 2013B, 3.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (b)	1,600,000	1,599,676
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,325,000	1,170,322
Comal Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,125,000	977,855
Conroe TX Isd Series 2025, 5% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	20,000,000	20,883,140
Cypress-Fairbanks TX Isd Series 2019 A, 3% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,765,000	2,600,307
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2039	1,440,000	1,538,316
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2040	6,545,000	6,943,356
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	3,455,000	3,741,490
Everman TX Indpt Sch Dist Series 2020, 3% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	4,720,000	3,533,058
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	520,000	457,019
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	999,992
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	1,992,258
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2032 (Permanent Sch Fund of Texas Guaranteed)	3,270,000	3,637,483
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2033 (Permanent Sch Fund of Texas Guaranteed)	8,230,000	9,218,340
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	5,980,000	6,708,958
Judson TX Indpt Sch Dist Series 2024, 5% 2/1/2037 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,204,153
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	500,000	537,835
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,606,330
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	330,000	351,165
Northside TX Indpt Sch Dist (Permanent Sch Fund Of Texas Proj.) Series 2020, 0.7% tender 6/1/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	1,510,000	1,504,352
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	10,285,000	10,194,854
Peaster Tex Indpt Sch Dist Series 2021, 3% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,900,000	1,383,409
Plano TX Gen. Oblig. 3.37% 9/1/2037	840,000	770,943
Plano TX Gen. Oblig. 5% 9/1/2040	1,000,000	1,068,155
Prosper Tex Indpt Sch Dist 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,480,000	1,295,333
Prosper Tex Indpt Sch Dist 5% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	4,585,000	4,780,540
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	1,825,000	1,833,997
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	3,380,000	3,601,747
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	2,220,000	2,348,034
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	1,090,000	1,170,134
		121,979,076
Health Care - 0.3%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	2,250,000	2,367,846
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev (Buckner Retirement Proj.) Series B, 5% 11/15/2040	890,000	877,754
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2042	1,185,000	1,106,936
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2047	1,265,000	1,120,553
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2052	2,810,000	2,426,841
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2036	515,000	551,168
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2040	1,870,000	1,954,782
		10,405,880
Housing - 0.2%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	3,945,000	4,273,020
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	683,533	581,953
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	445,000	444,874
Texas St Dept Hsg & Cmnty Sfr Series 2023 C, 6% 3/1/2054	2,355,000	2,553,887
		7,853,734
Special Tax - 0.6%
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2033	715,000	742,742
Texas Transn Commn Gen. Oblig. Series 2014 B, 0.65% tender 10/1/2041 (Texas State Guaranteed) (b)	8,695,000	8,408,431
Texas Transn Commn St Hwy Fund Rev Series 2024, 5% 10/1/2033	7,180,000	8,065,687
		17,216,860
Transportation - 2.1%
Central TX Regl Mobility Auth Rev 5% 1/1/2027	3,525,000	3,559,049
Central TX Regl Mobility Auth Rev 5% 1/1/2030	935,000	1,000,481
Central TX Regl Mobility Auth Rev 5% 1/1/2032	1,195,000	1,286,879
Central TX Regl Mobility Auth Rev 5% 1/1/2039	1,215,000	1,264,544
Central TX Regl Mobility Auth Rev 5% 1/1/2046	3,275,000	3,316,981
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2034	260,000	261,813
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2035	210,000	210,310
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2036	230,000	227,902
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2037	330,000	324,005
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2038	435,000	422,633
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2039	560,000	535,863
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2040	215,000	202,625
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2027	185,000	190,220
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2028	215,000	224,264
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2029	795,000	839,967
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2030	375,000	401,262
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2031	185,000	197,295
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2032	185,000	196,911
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2033	280,000	296,545
Dallas Fort Worth International Airport 5% 11/1/2039	2,600,000	2,784,733
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2034	1,320,000	1,336,222
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2035	1,175,000	1,177,276
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	10,230,000	10,622,610
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2043	470,000	475,854
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	3,010,000	3,172,936
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2054	4,800,000	5,026,474
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (e)	9,450,000	6,424,280
North TX Twy Auth Rev 4% 1/1/2033	1,870,000	1,871,470
North TX Twy Auth Rev 5% 1/1/2030	700,000	705,810
North TX Twy Auth Rev 5% 1/1/2035	470,000	482,840
North TX Twy Auth Rev Series 2018, 4% 1/1/2038	1,715,000	1,630,785
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	2,570,000	2,711,660
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	840,000	897,410
North TX Twy Auth Rev Series 2024B, 5% 1/1/2035	3,700,000	4,069,341
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2039	1,640,000	1,535,754
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2036	770,000	746,798
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2038	1,965,000	1,870,516
Texas Transportation Commission 0% 8/1/2041 (e)	1,405,000	629,682
		63,132,000
Water & Sewer - 0.3%
Beaumont TX Wtrwks & Swr Sys Rev Series 2024, 5% 9/1/2038 (Build America Mutual Assurance Co Insured)	1,015,000	1,086,935
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2042	2,285,000	2,417,452
Dallas TX Wtrwks & Swr Sys Rev Series 2017, 5% 10/1/2046	470,000	476,382
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2026	355,000	365,628
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2028	1,480,000	1,573,326
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2038	3,870,000	4,234,246
		10,153,969
TOTAL TEXAS		275,834,697
Utah - 0.4%
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	462,953	372,274
Special Tax - 0.0%
Mida Mountain Village Public Infrastructure District Series 2024 1, 5.125% 6/15/2054 (d)	1,750,000	1,585,833
Transportation - 0.4%
Salt Lake City UT Arpt Rev 5% 7/1/2046	2,305,000	2,354,010
Salt Lake City UT Arpt Rev 5% 7/1/2051	9,285,000	9,418,607
		11,772,617
TOTAL UTAH		13,730,724
Vermont - 0.1%
Housing - 0.1%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) 3.75% 11/1/2050	856,000	854,094
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	846,000	818,844
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2022A, 5.25% 11/1/2052	951,000	984,701
		2,657,639
TOTAL VERMONT		2,657,639
Virginia - 0.6%
Education - 0.1%
Roanoke VA Economic Dev Auth Edl Facs Rev (Lynchburg College Proj.) Series 2018A, 5% 9/1/2027	470,000	476,814
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2038	260,000	239,077
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2039	235,000	212,745
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2040	260,000	231,137
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2045	700,000	587,042
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2026	330,000	332,857
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2027	330,000	336,836
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2028	410,000	421,838
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2029	540,000	558,939
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2049	935,000	891,812
		4,289,097
Electric Utilities - 0.1%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	2,020,000	2,035,963
General Obligations - 0.2%
VA Port Auth Comwlth Port Rev (Virginia St Proj.) Series 2023 A, 5% 7/1/2040	1,165,000	1,246,151
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2037	4,300,000	4,780,230
		6,026,381
Health Care - 0.2%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	4,425,000	4,709,570
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	1,550,000	1,079,909
		5,789,479
TOTAL VIRGINIA		18,140,920
Washington - 2.4%
Education - 0.2%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	2,645,000	1,884,363
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2025	400,000	401,359
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2026	1,880,000	1,906,057
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2034	1,415,000	1,416,458
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	2,470,000	1,929,785
		7,538,022
Electric Utilities - 0.4%
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2038	3,750,000	4,097,289
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2039	3,000,000	3,258,362
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2040	4,000,000	4,303,485
		11,659,136
General Obligations - 0.5%
King County WA Gen. Oblig. 2% 1/1/2036	2,200,000	1,695,124
Spokane Cnty WA Sch Dist 81 Series 2017 B, 5% 12/1/2029 (State of Washington Guaranteed)	2,995,000	3,108,085
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2035	470,000	479,791
State of Washington Gen. Oblig. Series 2025 A, 5% 8/1/2040	8,765,000	9,505,515
		14,788,515
Health Care - 0.7%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2025	230,000	230,382
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2026	210,000	212,099
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 4% 8/15/2042	6,550,000	6,036,372
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 5% 8/15/2036	470,000	471,732
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2038	1,870,000	1,925,985
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2045	2,105,000	2,105,369
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	810,000	826,545
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	40,000	40,714
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	525,000	521,424
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	5,410,000	4,896,119
Washington St Health Care Facs Auth Rev (Seattle Children's Hospital Proj.) Series B, 5% 10/1/2038	3,950,000	4,108,080
		21,374,821
Housing - 0.2%
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.5% 1/1/2040	1,000,000	993,607
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.625% 1/1/2041	2,400,000	2,408,957
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2029	675,000	678,311
Seattle Wash Hsg Auth Rev Series 2023, 4.375% 12/1/2030	2,020,000	2,026,964
		6,107,839
Special Tax - 0.3%
Spokane WA Pub Facs Dist Sales Series 2017, 5% 12/1/2038	1,100,000	1,116,339
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	500,000	368,110
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	9,195,000	9,181,643
		10,666,092
Water & Sewer - 0.1%
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (b)	2,150,000	2,101,901
TOTAL WASHINGTON		74,236,326
West Virginia - 0.7%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	805,000	794,607
Health Care - 0.7%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	865,000	859,198
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2048	5,560,000	6,003,919
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2053	4,500,000	4,826,478
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2037	1,400,000	1,482,326
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2038	500,000	527,117
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2040	1,970,000	2,052,191
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	1,970,000	2,038,772
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2043	3,505,000	3,596,438
		21,386,439
TOTAL WEST VIRGINIA		22,181,046
Wisconsin - 1.7%
Education - 0.1%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (d)	395,000	363,262
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2042	950,000	942,386
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2047	2,205,000	2,135,427
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2026	515,000	526,708
		3,967,783
Electric Utilities - 0.1%
Wisconsin Health & Educational Facilities Authority (Milwaukee Reg Med Center Thermal Proj.) 5% 4/1/2034	1,870,000	1,937,281
Escrowed/Pre-Refunded - 0.0%
Wisconsin St Health & Edl Facs Auth Rev 4% 11/15/2043 (Pre-refunded to 5/15/2028 at 100)	105,000	107,054
General Obligations - 0.4%
Howard Suamico WI Scd 2% 3/1/2038	1,065,000	769,736
New Richmond Wis Sch Dist 4% 4/1/2041	5,510,000	5,195,322
New Richmond Wis Sch Dist 4% 4/1/2043	1,250,000	1,153,395
New Richmond Wis Sch Dist 5% 4/1/2035	1,630,000	1,750,176
New Richmond Wis Sch Dist 5% 4/1/2039	1,515,000	1,595,970
New Richmond Wis Sch Dist 5% 4/1/2040	1,730,000	1,811,666
		12,276,265
Health Care - 0.9%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	4,855,000	3,638,285
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	5,040,000	4,522,859
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2030	765,000	810,284
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	300,000	301,149
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	1,385,000	994,163
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (d)	2,235,000	2,235,291
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2030	280,000	296,485
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2031	280,000	295,577
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2032	330,000	347,754
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2033	330,000	346,630
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2034	330,000	345,664
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2035	420,000	438,486
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	2,500,000	2,257,655
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital Proj.) Series 2019 B, 5% 7/1/2038	330,000	332,995
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital Proj.) Series 2019A, 5% 7/1/2044	470,000	471,551
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2025	225,000	225,217
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2029	160,000	162,451
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2013B 1, 4% 11/15/2043	895,000	809,114
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2035	1,550,000	1,632,042
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) Series 2021, 3% 8/15/2051	3,200,000	2,329,237
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2037	1,700,000	1,435,035
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.5% 2/15/2054	1,075,000	1,135,780
		25,363,704
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	550,000	534,563
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) 0.81% tender 11/1/2052 (b)	135,000	135,000
Wisconsin Hsg & Eda Hsg Rev (WI Mhsg Rev 2007 Proj.) Series 2021 C, 2.85% 11/1/2051	1,035,000	701,340
		1,370,903
Industrial Development - 0.2%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (d)	5,935,000	4,341,161
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (d)	1,815,000	1,449,610
		5,790,771
TOTAL WISCONSIN		50,813,761
Wyoming - 0.0%
Housing - 0.0%
Wyoming Community Development Authority (WY Single Family Proj.) Series 2019 3, 3.75% 12/1/2049	795,000	792,738
TOTAL MUNICIPAL SECURITIES (Cost $2,916,888,853)		2,810,496,004

Money Market Funds - 7.8%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (i)(j) (Cost $240,295,231)	3.19	240,199,216	240,295,296

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $3,157,184,084)	3,050,791,300
NET OTHER ASSETS (LIABILITIES) - 0.6%	19,115,656
NET ASSETS - 100.0%	3,069,906,956

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,409,214 or 0.7% of net assets.

(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)	Level 3 security
(g)	Non-income producing - Security is in default.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	228,685,949	358,733,128	347,123,781	997,003	-	-	240,295,296	240,199,216	9.7%
Total	228,685,949	358,733,128	347,123,781	997,003	-	-	240,295,296

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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